Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0001624794
Registrant Name	CSW Industrials, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES